DESCRIPTION OF THE PLAN - Vesting (Details) - EMPLOYEE RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
DESCRIPTION OF THE PLAN
Vesting percentage	25.00%
Vesting period	4 years